Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014
Options granted		736,474
Weighted average fair value of options granted		$ 16.30
Number of options exercised		125,193	532,547
Increase in equity		$ 2,400	$ 7,600
Stock option term		10 years
Vesting period		4 years
Unrecognized compensation cost	$ 30,000	$ 30,000
Weighted average period for recognition		2 years 7 months 6 days
Amounts reclassified from accumulated other comprehensive loss	300	$ 1,575	$ 99
Restricted Stock Units [Member]
Options granted		158,861	115,129
Unrecognized compensation cost	$ 37,100	$ 37,100
Weighted average period for recognition		2 years 10 months 24 days